15. Other Operating Income and Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Operating Income And Expense Details
Visa debit card income	$ 2,092	$ 1,783	$ 1,570
Net appraisal management fee income	737	375	326
Advertising	695	660	714
FDIC insurance	894	1,061	1,434
Visa debit card expense	729	658	606
Telephone	554	605	629
Foreclosure/OREO expense	677	904	569
Internet banking expense	$ 593	$ 509	$ 445